Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments at fair value
Total long-term debt	$ 4,593,223	$ 4,644,387	$ 4,707,303
Fair Value
Financial Instruments at fair value
Total long-term debt	4,326,267	4,465,684	4,489,119
Book Value
Financial Instruments at fair value
Total long-term debt	4,593,223	4,644,387	4,707,303
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	4,129,695	4,246,875	4,204,695
Level 2 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 196,572	$ 218,809	$ 284,424